Shareholders’ equity (Details Narrative)	1 Months Ended				6 Months Ended
	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 EUR (€) shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding					18,289,866	18,216,958		18,216,858	18,216,858
Fair value of options granted | €					€ 232,768	€ 324,451	€ 415,433
Common stock, shares issued					18,289,866	18,216,958
Ordinary shares reserved					1,800,000	1,800,000
American Depository Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued	72,908	72,908	100	100
Shares issued value	$ 293,328	€ 270,885	$ 582	€ 531